DEFERRED TAXES AND TAXES RECOVERABLE - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (337,917)	R$ 27,497	R$ 711,590
2018
DEFERRED TAXES AND TAXES RECOVERABLE
Total	1,904,953
2019/From 1 to 2 years
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(685,775)
2020
DEFERRED TAXES AND TAXES RECOVERABLE
Total	374,379
2021
DEFERRED TAXES AND TAXES RECOVERABLE
Total	442,867
2022
DEFERRED TAXES AND TAXES RECOVERABLE
Total	704,303
2023 onwards/Over five years
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ (4,450,194)